Financial assets and liabilities	6 Months Ended
Dec. 31, 2018
Disclosure Of Financial Assets And Liabilities [Abstract]
Financial assets and liabilities

5. Financial assets and liabilities

This note provides information about the Group's financial instruments, including:

•	an overview of all financial instruments held by the Group;
•	specific information about each type of financial instrument;
•	accounting policies; and
•	information used to determine the fair value of the instruments, including judgments and estimation uncertainty involved.

The Group holds the following financial instruments:

Financial assets (in U.S. dollars, in thousands)	Notes	Assets at FVOCI(1)	Assets at FVTPL(2)	Assets at amortized cost	Total
As of December 31, 2018
Cash & cash equivalents	5(a)	—	—	77,022	77,022
Trade & other receivables	5(b)	—	—	3,934	3,934
Financial assets at fair value through other comprehensive income	5(e)	2,516	—	—	2,516
Other non-current assets		—	—	3,328	3,328
		2,516	—	84,284	86,800
As of June 30, 2018
Cash & cash equivalents	5(a)	—	—	37,763	37,763
Trade & other receivables	5(b)	—	—	50,366	50,366
Financial assets at fair value through other comprehensive income	5(e)	2,321	—	—	2,321
Other non-current assets		—	—	3,361	3,361
		2,321	—	91,490	93,811

(1)	Fair value through other comprehensive income
(2)	Fair value through profit or loss

Financial liabilities (in U.S. dollars, in thousands)	Notes	Liabilities at FVOCI(1)	Liabilities at FVTPL(2)	Liabilities at amortized cost	Total
As of December 31, 2018
Trade and other payables	5(c)	—	—	25,120	25,120
Borrowings	5(d)	—	—	63,482	63,482
Contingent considerations	5(e)(iii)	—	42,234	—	42,234
		—	42,234	88,602	130,836
As of June 30, 2018
Trade and other payables	5(c)	—	—	18,921	18,921
Borrowings	5(d)	—	—	59,397	59,397
Contingent considerations	5(e)(iii)	—	42,070	—	42,070
		—	42,070	78,318	120,388

(1)	Fair value through other comprehensive income
(2)	Fair value through profit or loss

The Group’s exposure to various risks associated with the financial instruments is discussed in Note 9.

a.	Cash and cash equivalents

(in U.S. dollars, in thousands)	As of December 31, 2018	As of June 30, 2018

Cash at bank	76,599	37,221
Deposits at call(1)	423	542
	77,022	37,763

(1)	As of December 31, 2018 and June 30, 2018, interest-bearing deposits at call include amounts of $0.4 million and $0.4 million, respectively, held as security and restricted for use.

(i) Classification as cash equivalents

Term deposits are presented as cash equivalents if they have a maturity of three months or less from the date of acquisition.

b.	Trade and other receivables and prepayments

(i) Trade receivables

(in U.S. dollars, in thousands)	As of December 31, 2018	As of June 30, 2018
Trade debtors	1,216	6,630
Funds receivable from debt financing and unissued capital(1)	—	38,950
Income tax and tax incentives recoverable	1,592	3,305
Other receivables	93	615
Foreign withholding tax recoverable	471	471
Security deposit	251	250
Sundry debtors	51	81
Other recoverable taxes (Goods and services tax and value-added tax)	258	53
Interest receivables	2	11
Trade and other receivables	3,934	50,366

(1)

On July 2, 2018, the Group announced that the Group had entered into a financing agreement with NovaQuest Capital Management, L.L.C. (“NovaQuest”) on June 29, 2018 to develop and commercialize its allogeneic product candidate MSC-100-IV for pediatric patients with acute graft versus host disease ("aGVHD”). The contractual terms of the agreement pertaining to the receipt of funds were binding and therefore the Group recognized a receivable of $39.0 million at June 30, 2018. On July 10, 2018 the net proceeds from the financing facility of $39.0 million were received and recognized in cash and cash equivalents.

(ii) Prepayments

(in U.S. dollars, in thousands)	As of December 31, 2018	As of June 30, 2018
Clinical trial research and development expenditure	13,453	12,042
Prepaid insurance and subscriptions	2,117	141
Other	1,275	759
Prepayments	16,845	12,942

(iii) Classification as trade and other receivables

Interest receivables are amounts due at maturity of term deposits. All trade and other receivable balances are within their due dates and none are considered to be impaired as of December 31, 2018 and June 30, 2018.

(iv) Other receivables

These amounts generally arise from transactions outside the usual operating activities of the Group.

(v) Fair values of trade and other receivables

Due to the short-term nature of the current receivables, their carrying amount is assumed to be the same as their fair value.

c.	Trade and other payables

(in U.S. dollars, in thousands)	As of December 31, 2018	As of June 30, 2018
Trade payables and other payables	25,120	18,921
Trade and other payables	25,120	18,921

The carrying amounts of trade and other payables are assumed to be the same as their fair values, due to their short-term nature.

d.	Borrowings

(in U.S. dollars, in thousands)	As of December 31, 2018	As of June 30, 2018
Current
Secured liabilities:
Borrowing arrangements	3,095	—
	3,095	—

Non-current
Secured liabilities:
Borrowing arrangements	61,905	65,000
Less: transaction costs	(6,328)	(6,328)
Amortization of carrying amount, net of payments made	4,810	725
	60,387	59,397

(i) Borrowing arrangements

Hercules Capital, Inc.

On March 6, 2018, the Group drew the first tranche of $35.0 million of the principal amount from the $75.0 million 9.45% floating rate loan with Hercules. An additional tranche of $15.0 million was drawn by the Group on January 14, 2019. An additional $25.0 million may be drawn by the Group as certain milestones are met. The loan matures in March 2022 with principal repayments commencing in October 2019, as a result we have recognized $3.1 million of the borrowings as a current liability. If certain milestones are met before September 30, 2019 the requirement to commence principal repayments deferred potentially until October 2020. Interest on the loan is payable monthly in arrears on the 1st day of the month. At closing date, the interest rate was 9.45%. On December 20, 2018, in line with the increases in the U.S. prime rate, the interest rate on the loan increased to 10.45%.

The carrying amount of the loan is secured by a first charge over the assets of the Group, excluding $0.7 million of bank guarantees and $1.2 million of letters of credit included in other non-current assets (refer to Note 5(d) in “Item 18 Financial Statements” included in our Form 20-F), $0.4 million of interest-bearing deposits at call included in cash and cash equivalents (refer to Note 5(a)) and $0.3 million of cash held as security included in trade and other receivables (refer to Note 5(b)). These items have been used to secure liabilities other than the non-current loan.

NovaQuest Capital Management, L.L.C.

On June 29, 2018, we drew the first tranche of $30.0 million of the principal amount from the $40.0 million loan and security agreement with NovaQuest. There is a four-year interest only period, until July 2022, with the principal repayable in equal quarterly instalments over the remaining period of the loan. The loan matures in July 2026. Interest on the loan will accrue at a fixed rate of 15% per annum.

All interest and principal payments will be deferred until after the first commercial sale of our allogeneic product candidate MSC-100-IV in pediatric patients with steroid refractory aGVHD, in the United States and other geographies excluding Asia (“pediatric aGVHD”). We can elect to prepay all outstanding amounts owing at any time prior to maturity, subject to a prepayment charge, and may decide to do so if net sales of pediatric aGVHD are significantly higher than current forecasts.

If there are no net sales of pediatric aGVHD, the loan is only repayable on maturity in 2026.  If in any annual period 25% of net sales of pediatric aGVHD exceed the amount of accrued interest owing and, from 2022, principal and accrued interest owing (“the payment cap”), Mesoblast will pay the payment cap and an additional portion of excess sales which may be used for early prepayment of the loan. If in any annual period 25% of net sales of pediatric aGVHD is less than the payment cap, then the payment is limited to 25% of net sales of pediatric aGVHD. Any unpaid interest will be added to the principal amounts owing and shall accrue further interest. At maturity date, any unpaid loan balances are repaid.

Because of this relationship of net sales and repayments, changes in our estimated net sales may trigger an adjustment of the carrying amount of the financial liability to reflect the revised estimated cash flows. The carrying amount adjustment is recalculated by computing the present value of the revised estimated future cash flows at the financial instrument’s original effective interest rate. In the six months ended December 31, 2018 a $0.7 million loss has been recognized by the Group in the Income Statement as remeasurement of borrowing arrangements within other operating income and expenses.

The carrying amount of the loan and security agreement with NovaQuest is subordinated to the Group’s floating rate loan with the senior creditor, Hercules.

(ii) Compliance with loan covenants

The Group has complied with the financial covenants of its borrowing facilities during the six months ended December 31, 2018 and during the year ended June 30, 2018.

(iii) Net debt reconciliation

(in U.S. dollars, in thousands)	Current borrowings	Non-current borrowings	Total
Cashflows from financing activities - as of June 30, 2018	3,095	28,217	31,312
Changes from financing cash flows
Proceeds from debt	—	28,950	28,950
Payment of transaction costs	—	(1,546)	(1,546)
Repayment of loans	—	—	—
Movement in short-term borrowings	—	—	—
Total changes in liabilities arising on financing cash flows	—	27,404	27,404
Other changes
Accrued transaction costs	—	(44)	(44)
Amortization of carrying amount, net of payments made	—	4,810	4,810
Carrying value - as of December 31, 2018	3,095	60,387	63,482

(iv) Fair values of borrowing arrangements

The carrying amount of the borrowings at amortized cost in accordance with our accounting policy is a reasonable approximation of fair value.

e.	Recognized fair value measurements

(i) Fair value hierarchy

The following table presents the Group's financial assets and financial liabilities measured and recognized at fair value as of December 31, 2018 and June 30, 2018 on a recurring basis, categorized by level according to the significance of the inputs used in making the measurements:

As of June 30, 2018
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector		—	—	2,321	2,321
Total Financial Assets		—	—	2,321	2,321

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(e)(iii)	—	—	42,070	42,070
Total Financial Liabilities		—	—	42,070	42,070

As of December 31, 2018
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector		—	—	2,516	2,516
Total Financial Assets		—	—	2,516	2,516

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(e)(iii)	—	—	42,234	42,234
Total Financial Liabilities		—	—	42,234	42,234

There were no transfers between any of the levels for recurring fair value measurements during the period.

The Group’s policy is to recognize transfers into and transfers out of fair value hierarchy levels as at the end of the reporting period.

Level 1: The fair value of financial instruments traded in active markets (such as publicly traded derivatives, trading and financial assets at fair value through other comprehensive income securities) is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the Group is the current bid price. These instruments are included in level 1.

Level 2: The fair value of financial instruments that are not traded in an active market (for example, foreign exchange contracts) is determined using valuation techniques which maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.

Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3. This is the case for provisions (contingent consideration) and equity securities (unlisted).

(ii) Valuation techniques used.

The Group used discounted cash flow analysis to determine the fair value measurements of level 3 instruments.

(iii) Fair value measurements using significant unobservable inputs (level 3)

The following table presents the changes in level 3 instruments for the six months ended December 31, 2018 and the year ended June 30, 2018:

(in U.S. dollars, in thousands)	Contingent consideration provision
Opening balance - July 1, 2017	63,595
Amount used during the year	(10,984)
Charged/(credited) to consolidated income statement:
Remeasurement(1)	(10,541)
Closing balance - June 30, 2018	42,070

Opening balance - July 1, 2018	42,070
Amount used during the period	(358)
Charged/(credited) to consolidated income statement:
Remeasurement(2)	522
Closing balance - December 31, 2018	42,234

(1)

In the year ended June 30, 2018 a gain of $10.5 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This gain is a net result of changes to the key assumptions of the contingent consideration valuation such as developmental timelines, product pricing, market population, market penetration and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

(2)

In the six months ended December 31, 2018 a loss of $0.5 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This loss is a net result of changes to the key assumptions of the contingent consideration valuation such as development timelines, market penetration and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

(iv) Valuation inputs and relationship to fair value

The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

					Range of inputs (weighted average)
(in U.S. dollars, in thousands, except percent data)	Fair value as of December 31,	Fair value as of June 30,	Valuation	Unobservable	Six Months Ended December 31,	Year Ended June 30,	Relationship of unobservable inputs to
Description	2018	2018	technique	inputs(1)	2018	2018	fair value
Contingent consideration provision	42,234	42,070	Discounted cash flows	Risk adjusted discount rate	11%-13% (12.5%)	11%-13% (12.5%)

Six months ended

December 31, 2018: A change in the discount rate by 0.5% would increase/decrease the fair value by 1%.

Year ended June 30, 2018: A change in the discount rate by 0.5% would increase/decrease the fair value by 1%.

				Expected unit revenues	n/a	n/a

Six months ended

December 31, 2018: A 10% increase/decrease in the price assumptions adopted would increase/decrease the fair value by 4%.

Year ended June 30, 2018: A 10% increase/decrease in the price assumptions adopted would increase/decrease the fair value by 4%.

				Expected sales volumes	n/a	n/a

Six months ended

December 31, 2018: A 10% increase/decrease in sales volume assumptions adopted would increase/decrease the fair value by 4%.

Year ended June 30, 2018: A 10% increase/decrease in sales volume assumptions adopted would increase/decrease the fair value by 4%.

(1)There were no significant inter-relationships between unobservable inputs that materially affect fair values.

(v) Valuation processes

In connection with the Osiris acquisition, on October 11, 2013 (the “acquisition date”), an independent valuation of the contingent consideration was carried out by an independent valuer.

For the six months ended December 31, 2018 and the year ended June 30, 2018, the Group has adopted a process to value contingent consideration internally. This valuation has been completed by the Group’s internal valuation team and reviewed by the Chief Financial Officer (the "CFO"). The valuation team is responsible for the valuation model. The valuation team also manages a process to continually refine the key assumptions within the model. This is done with input from the relevant business units. The key assumptions in the model have been clearly defined and the responsibility for refining those assumptions has been assigned to the most relevant business units. The remeasurement charged to the consolidated income statement was a net result of changes to key assumptions such as developmental timelines, product pricing, market population, market penetration, probability of success and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

The fair value of contingent consideration (in U.S. dollars, in thousands)	As of December 31, 2018	As of June 30, 2018
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets	23,942	23,674
Fair value of royalty payments from commercialization of the intellectual property acquired	18,292	18,396
	42,234	42,070

The main level 3 inputs used by the Group are evaluated as follows:

Risk adjusted discount rate:

The discount rate used in the valuation has been determined based on required rates of returns of listed companies in the biotechnology industry (having regards to their stage of development, their size and number of projects) and the indicative rates of return required by suppliers of venture capital for investments with similar technical and commercial risks. This assumption is reviewed as part of the valuation process outlined above.

Expected unit revenues:	Expected market sale price of the most comparable products currently available in the market place. This assumption is reviewed as part of the valuation process outlined above.
Expected sales volumes:	Expected sales volumes of the most comparable products currently available in the market place. This assumption is reviewed as part of the valuation process outlined above.